Revenue (Tables)	12 Months Ended
Dec. 31, 2017
Revenue
Schedule of Construction Contracts in Progress
€ millions	2017	2016	2015

Aggregate cost recognized (multi-year)	435	527	294
Recognized result (+ profit/– loss; multi-year)	–104	–174	20

Gross amounts due to customers	30	78	41